Securities - Schedule of Realized Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Gross realized gains	$ 0	$ 727	$ 773	$ 727	$ 1,512	$ 0	$ 1,957
Gross realized losses	0	(623)	(884)	(623)	(1,966)	(4)	(13)
Proceeds from sales of securities	$ 0	$ 87,033	$ 77,780	$ 87,033	$ 195,907	$ 700	$ 49,233